Average Annual Total Returns - FidelityEmergingMarketsFund-KPRO - FidelityEmergingMarketsFund-KPRO - Fidelity Emerging Markets Fund	Dec. 30, 2022
Fidelity Emerging Markets Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	1.53%
Past 5 years	16.96%
Past 10 years	9.52%
IXYE0
Average Annual Return:
Past 1 year	(2.53%)
Past 5 years	9.90%
Past 10 years	5.53%